Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2022	€ 13,989,453	€ 293,413	€ 3,372,799	€ 10,711,709	€ (207,210)	€ (627)	€ (155,526)	€ (25,105)	€ 1,459,726	€ 15,449,179
Balance at beginning of period (in shares) at Dec. 31, 2022		293,413,449
Proceeds from exercise of options and related tax effects	(1,190)		(1,190)							(1,190)
Dividends paid	(328,623)			(328,623)						(328,623)
Transactions with noncontrolling interests without loss of control	(481)		(481)						(10,996)	(11,477)
Noncontrolling interests due to changes in consolidation group									(12,272)	(12,272)
Contributions from/ to noncontrolling interests									(111,266)	(111,266)
Put option liabilities	33,413			33,413						33,413
Net income	226,721			226,721					102,078	328,799
Other comprehensive income (loss) related to:
Foreign currency translation	(399,002)				(401,751)	(314)	2,708	355	(25,301)	(424,303)
Cash flow hedges, net of related tax effects	2,619					2,619				2,619
Pensions, net of related tax effects	(10,677)						(10,677)			(10,677)
Fair value changes, net of related tax effects	15,984							15,984		15,984
Comprehensive income	(164,355)								76,777	(87,578)
Balance at end of period at Jun. 30, 2023	13,528,217	€ 293,413	3,371,128	10,643,220	(608,961)	1,678	(163,495)	(8,766)	1,401,969	14,930,186
Balance at end of period (in shares) at Jun. 30, 2023		293,413,449
Balance at beginning of period at Dec. 31, 2023	13,620,261	€ 293,413	3,380,331	10,921,686	(765,581)	(4,585)	(192,490)	(12,513)	1,206,274	€ 14,826,535
Balance at beginning of period (in shares) at Dec. 31, 2023		293,413,449								293,413,449
Dividends paid	(349,162)			(349,162)						€ (349,162)
Transactions with noncontrolling interests without loss of control	6,362		6,362						2,448	8,810
Noncontrolling interests due to changes in consolidation group									(10,431)	(10,431)
Contributions from/ to noncontrolling interests									(79,608)	(79,608)
Put option liabilities	41,444			41,444						41,444
Net income	257,987			257,987					100,773	358,760
Other comprehensive income (loss) related to:
Foreign currency translation	330,132				388,680	(140)	(4,382)	(54,026)	36,297	366,429
Cash flow hedges, net of related tax effects	(4,389)					(4,389)				(4,389)
Pensions, net of related tax effects	34,868						34,868			34,868
Fair value changes, net of related tax effects	(5,901)							(5,901)		(5,901)
Comprehensive income	612,697								137,070	749,767
Balance at end of period at Jun. 30, 2024	€ 13,931,602	€ 293,413	€ 3,386,693	€ 10,871,955	€ (376,901)	€ (9,114)	€ (162,004)	€ (72,440)	€ 1,255,753	€ 15,187,355
Balance at end of period (in shares) at Jun. 30, 2024		293,413,449								293,413,449